SCHEDULE OF COST OF SALES (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Inventory			$ 2,144,150	$ 2,272,064
Consulting and services			138,437	215,801
Other			38,299	102,109
Cost of sales	$ 1,271,317	$ 1,431,922	$ 2,320,886	$ 2,589,974